FAIR VALUE OF ASSETS AND LIABILITIES - Additional Information about Level 3 Loans and Payable to Investors (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans At Fair Value
Beginning balance	¥ 192,156	¥ 418,492
Origination of loans	60,201	153,750
Collection of principals	(125,969)	(193,916)
Change in fair value	(52,654)	(186,170)
Ending balance	73,734	192,156
Changes in fair value related to balance outstanding at the end of the year	(14,168)	(133,501)
Payable to investors At Fair Value
Beginning balance	52,623
Contribution from investors of the consolidated ABFE	657	174,000
Interest and penalties received	36,760	49,702
Deductible expenses associated with the consolidated ABFE operation	(6,995)	(4,650)
Principal and interest payments to investors of Consolidated ABFE	(84,098)	(14,874)
Changes in fair value	(15,211)	(42,182)
Amount due to related parties (Note 1)	66,950	(109,373)
Ending balance	50,686	52,623
Changes in fair value related to balance outstanding at the end of the year	(15,211)	(42,182)
Investors
Payable to investors At Fair Value
Amount due to related parties (Note 1)	42,423	109,373
ABFE
Payable to investors At Fair Value
Amount due to related parties (Note 1)	¥ 42,423	¥ 109,373